Income tax - Reconciliation between Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Computed tax expense on income from continuing operations	$ 118.7	$ 82.4
Certain income from containership leasing segment that is exempt from tax	(109.5)	(73.2)
Change in valuation allowance	23.2	73.5
Change in current year uncertain tax positions	(1.9)	3.5
Change in tax law	2.5	(32.0)
Foreign rate differential	(2.6)	(22.0)
Withholding taxes	(1.1)	6.8
Other, net	(26.9)	(6.0)
Total tax expense	$ 2.4	$ 33.0	$ 16.6